Investment Objectives and Goals - UVA Unconstrained Medium-Term Fixed Income ETF	Jun. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	UVA Unconstrained Medium-Term Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”) seeks current income with limited risk to principal.